Value Line, Inc.
                              220 East 42nd Street
                             New York, NY 10017-5891


                                                                     May 3, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  Value Line Strategic Asset Management Trust
               File #33-16245; #811-5276
               Rule 497(j)
               -------------------------------------------

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                                        Very truly yours,


                                                        Peter D. Lowenstein

PDL:psp